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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Para Advisors, LLC
Address:    520 Madison Avenue
            New York, New York  10022

Form 13F File Number:     028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Harlan Schier
Title:      Chief Financial Officer
Phone:      212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier           New York, New York              November 14, 2011
------------------          ------------------              -----------------
   [Signature]                [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                   0
                                                            ----------

Form 13F Information Table Entry Total:                             34
                                                            ----------

Form 13F Information Table Value Total:                       $162,766
                                                            ----------
                                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.          Form 13F File Number          Name
     ---          --------------------          ----

     None.

                                                 Para Advisors, LLC.
                                              Form 13F Information Table
                                           Quarter ended September 30, 2011


COLUMN 1                      COLUMN 2        COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6 COLUMN 7       COLUMN 8
                                                           VALUE    SHRS or  SH/  PUT/  INV   OTHR         VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)   PRN AMT  PRN  CALL  DISC  MNGRS SOLE    SHARED  NONE
----------------------------  --------------  ---------  ---------  -------  ---  ----  ----  ---  -------  ------  ----
ANADARKO PETE CORP            COM             032511107  $  7,566   120,000  SH         SOLE       120,000
CEPHALON INC                  COM             156708109  $  7,747    96,000  SH         SOLE        96,000
CHARTER COMMUNICATIONS INC D  CL A NEW        16117M305  $  4,543    97,000  SH         SOLE        97,000
COBALT INTL ENERGY INC        COM             19075F106  $  1,874   243,000  SH         SOLE       243,000
CVS CAREMARK CORP             COM             126650100  $  4,836   144,000  SH         SOLE       144,000
D R HORTON INC                COM             23331A109  $  2,631   291,000  SH         SOLE       291,000
DOLLAR THRIFTY AUTOMOTIVE GP  COM             256743105  $  5,630   100,000  SH         SOLE       100,000
GOLDMAN SACHS GROUP INC       COM             38141G104  $  3,593    38,000  SH         SOLE        38,000
GOODRICH CORP                 COM             382388106  $  9,292    77,000  SH         SOLE        77,000
GRACE W R & CO DEL NEW        COM             38388F108  $  3,197    96,000  SH         SOLE        96,000
HESS CORP                     COM             42809H107  $  2,466    47,000  SH         SOLE        47,000
INGERSOLL-RAND PLC            SHS             G47791101  $  4,916   175,000  SH         SOLE       175,000
IVANHOE MINES LTD             COM             46579N103  $  2,055   150,000  SH         SOLE       150,000
KINETIC CONCEPTS INC          COM NEW         49460W208  $  4,744    72,000  SH         SOLE        72,000
KKR FINANCIAL HLDGS LLC       COM             48248A306  $  2,875   387,000  SH         SOLE       387,000
MCMORAN EXPLORATION CO        COM             582411104  $    963    97,000  SH         SOLE        97,000
MEDCO HEALTH SOLUTIONS INC    COM             58405U102  $  4,267    91,000  SH         SOLE        91,000
MOTOROLA MOBILITY HLDGS INC   COM             620097105  $  8,236   218,000  SH         SOLE       218,000
NALCO HOLDING COMPANY         COM             62985Q101  $  6,786   194,000  SH         SOLE       194,000
OFFICE DEPOT INC              COM             676220106  $    494   240,000  SH         SOLE       240,000
PHARMACEUTICAL PROD DEV INC   COM             717124101  $  4,978   194,000  SH         SOLE       194,000
PFIZER INC                    COM             717081103  $  4,420   250,000  SH         SOLE       250,000
RALCORP HLDGS INC NEW         COM             751028101  $  8,898   116,000  SH         SOLE       116,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF M   780097796  $  1,069   100,000  SH         SOLE       100,000
ROYAL BK SCOTLAND GROUP PLC   ADR PREF SER N  780097770  $  1,061   100,000  SH         SOLE       100,000
ROYAL BK SCOTLAND GROUP PLC   SP ADR PREF S   780097739  $  2,222   200,000  SH         SOLE       200,000
SEALED AIR CORP NEW           COM             81211K100  $  6,446   386,000  SH         SOLE       386,000
SOUTHERN UN CO NEW            COM             844030106  $ 10,832   267,000  SH         SOLE       267,000
TE CONNECTIVITY LTD           REG SHS         H84989104  $  8,132   289,000  SH         SOLE       289,000
TRANSATLANTIC HLDGS INC       COM             893521104  $  8,200   169,000  SH         SOLE       169,000
UNION PAC CORP                COM             907818108  $  1,960    24,000  SH         SOLE        24,000
VISTEON CORP                  COM NEW         92839U206  $  5,160   120,000  SH         SOLE       120,000
WASTE MGMT INC DEL            COM             94106L109  $  7,912   243,000  SH         SOLE       243,000
WYNDHAM WORLDWIDE CORP        COM             98310W108  $  2,765    97,000  SH         SOLE        97,000


                                              Total      $162,766